Events subsequent to the period end (Tables) - Cilo Cybin Holdings Limited [member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of shareholder information

ALPS and Dr Tham are the Controlling Shareholders of Cilo Cybin, and the table below gives a breakdown of Cilo Cybin Shareholders’ respective holdings in the Company as at 31 March 2025.

Shareholder	Directly	Indirectly	Total number of Shares	% of total

Dr Tham[1]	28,762,252	-	28,762,252	40.5%
ALPS Global Holding Berhad	28,762,252	-	28,762,252	40.5%
Gabriel Theron[1]	3,550,895	-	3,550,895	5.00%
Shyan & Van Huyssteen	2,840,716	-	2,840,716	4.00%
Public	7,101,791	-	7,101,791	10.00%
Total	71,017,906	-	71,017,906	100.0%

Note:

1.	Dr Tham and Gabriel Theron are the only directors of the Company with an equity interest in the Company.

ALPS and Dr Tham are the Controlling Shareholders of Cilo Cybin, and the table below gives a breakdown of Cilo Cybin Shareholders’ respective holdings in the Company as at 31 March 2024:

Shareholder			Total number of Shares	% of total
	Directly	Indirectly
Dr Tham[1]	28,762,252	-	28,762,252	45%
ALPS	28,762,252	-	28,762,252	45%
Gabriel Theron[1]	3,550,895	-	3,550,895	5.56%
Shyan & Van Huyssteen	2,840,716	-	2,840,716	4.44%
Total	63,916,115	-	63,916,115	100.0%

Note:

1.	Dr Tham and Gabriel Theron are the only directors of the Company with an equity interest in the Company. There were no changes to the number of shares held by Dr Tham or Gabriel Theron between the year-end as at 31 March 2024 and the date of the approval of the annual financial statements.
2.	7,101,791 Shares issued to members of the Public in terms of the successful IPO after year ending 31 March 2024.

Schedule of profit or loss

DETAIL STATEMENT OF PROFIT OR LOSS

Figures in Rand		2025	2024
Other operating expenses
Advertising		(108,689)	-
Audit fees	11	(756,784)	(207,379)
Bank charges		(1,487)	(1,487)
Consulting fees		(385,000)	-
Depreciation	11	(358,933)	-
Employee costs	17	(2,707,685)	-
Legal fees		-	(191,986)
Municipal expenses		(2,525)	-
Public relations and marketing		(127,785)	(163,413)
Rent		(20,027)	-
Secretarial fees		(300,000)	-
Subscriptions		(211,239)	-
Training and development		(32,666)	-
Travel - local		(1,500)	-
Travel – overseas		(83,315)	-
Operating loss	10	(5,097,635)	(564,265)
Investment income	11	4,828,827	1,064,093
Finance costs	12	(316,908)	(44,394)
(Loss) profit for the year		(585,715)	455,434

	Notes	12 months ended 31 March 2024	12 months ended 31 March 2023

Revenue		-	-
Cost of sales		-	-
Gross profit		-	-
Other income		-	-
Investment revenue		1,064,093	-
Audit fees		(207,379)	(70,000)
Legal fees		(191,986)	(104,163)
Public relations and marketing		(163,413)	(337,220)
Secretarial services		-	(26,532)
Bank charges		(1,487)	(2,089)
Operating loss		499,829	(540,004)
Finance cost		(44,394)	(12,000)
Profit / (Loss) before taxation		455,435	(552,004)
Taxation		-	-
Profit / (Loss) for the year		455,435	(552,004)
Other comprehensive income		-	-
Total comprehensive profit / (loss)		455,435	(552,004)

Schedule of analysis of ordinary shareholders

An analysis of ordinary shareholders in the Company as at 31 March 2025 is set out below:

Shareholder spread	Number of shareholders	% of total shareholdings	Number of shares	% of issued capital
1 - 1 000	932	72%	203,990	0%
1 001 - 10 000	244	19%	896,181	1%
10 001 - 100 000	93	7%	3,332,163	5%
1 00 001 - 1 000 000	13	1%	2,669,457	4%
Over 1 000 000	4	0%	63,916,115	90%
Total	1,286	100%	71,017,906	100%

Distribution of shareholders	Number of shareholders	% of total shareholdings	Number of shares	% of issued capital
Retail Shareholders	1,282	100%	7,101,791	10%
Directors and Prescribed Officers	2	0%	32,313,147	45%
Strategic Shareholders	1	0%	28,762,252	41%
Promoters	1	0%	2,840,716	4%
Total	1,286	100%	71,017,906	100%

MAJOR SHAREHOLDERS

Beneficial Shareholders with a holding of greater than 5% of the issued shares	Number of shares	% of issued capital
Dr Tham	28,762,252	41%
ALPS Global Holding Berhad	28,762,252	41%
Gabriel Theron	3,550,895	5%
Total	61,075,399	87%

Schedule of Directors Emoluments
	Basic Salary	Total
Executive
G.C Theron	1,620,000	1,620,000
R.M. Ledwaba	800,000	800,000
	2,420,000	2,420,000